Subsequent Events (Details)					1 Months Ended
	Feb. 21, 2021 $ / shares	Jan. 22, 2021	Jan. 04, 2021 m³	Dec. 31, 2020 m³	Aug. 31, 2018 m³
GAS-twenty four Ltd
Subsequent Events
Cargo capacity (in cbm)				174,000
Samsung | GasLog Galveston
Subsequent Events
Cargo capacity (in cbm)					174,000
Delivery of vessel | Samsung | GasLog Galveston
Subsequent Events
Cargo capacity (in cbm)			174,000
Sale and leaseback transaction | GAS-twenty four Ltd | Maximum
Subsequent Events
Leaseback bareboat charter period in years		8 years
Sale leaseback, repurchase period		8 years
Share transaction
Subsequent Events
Price per unit/share (in dollars per unit/share) | $ / shares	$ 5.80
Share transaction | Certain existing shareholders
Subsequent Events
Percentage of ownership after transaction	55.00%
Share transaction | Global Energy & Power Infrastructure Team
Subsequent Events
Percentage of ownership after transaction	45.00%
Common shares/units
Subsequent Events
Declaration of quarterly cash dividend (per share) | $ / shares	$ 0.05